Certain Transactions (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended
	Nov. 01, 2021	Feb. 16, 2021	Aug. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Certain Transactions (Details) [Line Items]
Other current assets				$ 105.6
Investment rate				46.50%
Developed technology				$ 57.8
Goodwill				22.3
Other net assets				25.5
Based earn-outs over term		97 years 9 months 18 days
Exchange for outstanding shares, percentage		100.20%
Net losses				$ 2.3	$ 5.4
Aggregate purchase price	$ 43.0
Ordinary shares, issued (in Shares)				317,505
Price per share (in Dollars per share)				$ 0.01
Aggregate purchase price				$ 37.0
Invested amount				$ 2.4	$ 16.7
MakerBot [Member]
Certain Transactions (Details) [Line Items]
Revaluation of an equity investment			$ 39.1
Xaar 3D [Member]
Certain Transactions (Details) [Line Items]
Remaining acquire share, percentage	46.70%